Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands, except Share data	Total	General Partner	Limited Common Unitholders	Limited Subordinated Unitholders	Limited Subordinated Series A Unitholders
Balance at Dec. 31, 2008	$ 76,847	$ (6,700)	$ 243,639	$ (160,092)
Balance, Units at Dec. 31, 2008		433,740	13,631,415	7,621,843
Net income	34,322	724	25,277	8,321
Cash distribution paid	(39,016)	(807)	(25,976)	(12,233)
Proceeds from issuance of common units, net of offering costs	126,807		126,807
Proceeds from issuance common units net offering costs, Units			10,660,400
Proceeds from issuance of general partners units (see note 13)	2,948	2,948
Proceeds from issuance of general partners units (see note 13), Units		237,968
Issuance of units for vessel acquisitions	0	0	0
Issuance of units for vessel acquisitions, Units		0	0
Issuance of subordinated Series A Units	6,082				6,082
Issuance of subordinated Series A Units, Units					1,000,000
Balance at Dec. 31, 2009	207,990	(3,835)	369,747	(164,004)	6,082
Balance, Units at Dec. 31, 2009		671,708	24,291,815	7,621,843	1,000,000
Net income	60,511	1,223	50,823	8,465
Cash distribution paid	(72,316)	(1,853)	(57,773)	(12,690)
Proceeds from issuance of common units, net of offering costs	253,871		253,871
Proceeds from issuance common units net offering costs, Units			15,525,000
Proceeds from issuance of general partners units (see note 13)	5,436	5,436
Proceeds from issuance of general partners units (see note 13), Units		316,838
Issuance of units for vessel acquisitions	36,011	714	35,297
Issuance of units for vessel acquisitions, Units		40,053	1,962,589
Issuance of subordinated Series A Units	0				0
Issuance of subordinated Series A Units, Units					0
Balance at Dec. 31, 2010	491,503	1,685	651,965	(168,229)	6,082
Balance, Units at Dec. 31, 2010		1,028,599	41,779,404	7,621,843	1,000,000
Net income	65,335	1,307	60,506	3,522
Cash distribution paid	(95,499)	(3,068)	(79,169)	(13,262)
Proceeds from issuance of common units, net of offering costs	86,288		86,288
Proceeds from issuance common units net offering costs, Units			4,600,000
Proceeds from issuance of general partners units (see note 13)	1,848	1,848
Proceeds from issuance of general partners units (see note 13), Units		93,878
Issuance of units for vessel acquisitions	10,164	204	9,960
Issuance of units for vessel acquisitions, Units		10,366	507,916
Balance at Dec. 31, 2011	$ 559,639	$ 1,976	$ 729,550	$ (177,969)	$ 6,082
Balance, Units at Dec. 31, 2011		1,132,843	46,887,320	7,621,843	1,000,000